Risks and concentration - Concentration of credit risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)
Risks and Concentration
Cash and cash equivalents	¥ 326,647	$ 50,061		¥ 342,951
Time deposits	477,408	73,166		144,093
Short-term investments	509,636	$ 78,105		452,936
Cash and cash equivalents | Geographic concentration risk | Hong Kong
Risks and Concentration
Cash and cash equivalents	76,941			51,077
Cash, insured amount | $			$ 500,000
Cash and cash equivalents | Geographic concentration risk | People's Republic of China
Risks and Concentration
Cash and cash equivalents	165,936			205,854
Cash, insured amount	500,000
Time deposits | Geographic concentration risk | People's Republic of China
Risks and Concentration
Time deposits	¥ 846,408			¥ 213,509